Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Disclosure of Significant Revenue
The Company’s significant revenue streams consist of the following:

	Year ended December 31
	2020	2019
Oil	$213.1	$357.9
NGLs	16.3	16.3
Natural gas	46.0	35.1

Production revenues	275.4	409.3
Processing fees	6.3	7.7

Oil and natural gas sales	281.7	417.0
Other income	13.0	8.5

Oil and natural gas sales and other income	$294.7	$425.5